Supplement to the
Fidelity® Capital Appreciation Fund
December 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity Capital Appreciation Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

CAF-04-01 July 19, 2004
1.731267.108

Supplement to the
Fidelity® Stock Selector
December 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity Stock Selector will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

FSS-04-01 July 19, 2004
1.776228.103

Supplement to the Fidelity® Disciplined Equity Fund and Fidelity Focused Stock Fund
December 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity Disciplined Equity Fund and Fidelity Focused Stock Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.</r>

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 21.

Bob Haber is vice president and manager of Focused Stock Fund. He also manages other Fidelity funds. Since joining Fidelity Investments in 1985, Mr. Haber has worked as a research analyst, manager, and senior vice president, as well as Chief Investment Officer of Fidelity Investments Canada.

QNT-04-02 July 19, 2004
1.720406.115

Supplement to the
Fidelity® Small Cap
Independence Fund
December 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity Small Cap Independence Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

SCS-04-01 July 19, 2004
1.708162.106

Supplement to the
Fidelity® Value Fund
December 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity Value Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

VAL-04-01 July 19, 2004
1.731271.108